Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS MONEY MARKET TRUST
Entity Central Index Key		0000703642
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000016694
Shareholder Report [Line Items]
Fund Name		DWS Government Money Market Series
Class Name		Institutional Shares
Trading Symbol		ICAXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Government Money Market Series (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 730-1313
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.12%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Government Cash Management Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.25%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.12%
Expenses Represent Both Master and Feeder [Text]		The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Government Cash Management Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 32,219,116,518
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 25,285,846
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	32,219,116,518
Number of Portfolio Holdings	107
Total Net Advisory Fees Paid ($)	25,285,846
Weighted Average Maturity	22 days
7-Day Current Yield	3.71%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of December 31, 2025. The 7-Day Current Yield would have been 3.54% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	56%
Repurchase Agreements	44%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Instiutional Shares changed from 0.14% to 0.18%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 730-1313.